Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
Other assets consist of the following:

	2018	2017
Income tax recoverable	$1,961	$5,967
Deferred financing costs	4,449	3,546
Restricted cash	18,954	15,939
Other	9,335	10,811
	34,699	36,263
Less: current portion	(6,115)	(7,110)
	$28,584	$29,153